Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
8	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2022	2023
Deposits for financing arrangements	6,700	7,296
School deposits	32,350	16,125
Rental deposits	8,127	9,930
Other non-current assets	47,177	33,350